Company Information - Tax audit on payroll tax (Details) - EUR (€) € in Millions			1 Months Ended
	Oct. 30, 2020	Jun. 16, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 08, 2020
Other Non Current Assets [Line Items]
Amount of guarantee				€ 1.7
Payroll Tax Audit, 2016, 2017 and 2018
Other Non Current Assets [Line Items]
Proposed payroll tax adjustment			€ 1.7
Payroll Tax Audit, 2018
Other Non Current Assets [Line Items]
Concession granted on disputed payroll taxes		€ 0.5
Payroll Tax Audit, 2016 and 2017
Other Non Current Assets [Line Items]
Payment of payroll taxes for taxable year	€ 1.2
Amount of guarantee					€ 1.2